INCOME TAXES (Details) - The tax effects of temporary differences of the deferred tax - USD ($)	Oct. 31, 2016	Oct. 31, 2015
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 33,079,000	$ 31,261,000
Deferred compensation	6,232,000	6,522,000
Intangibles	713,000	483,000
Other	289,000	282,000
Subtotal	40,313,000	38,548,000
Less: valuation allowance	(40,313,000)	(38,548,000)
Deferred tax asset, net